Document and Entity Information	Oct. 25, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	3 Raffles Place #06-01
Entity Address, City or Town	Bharat Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048617
Country Region	65
City Area Code	6325
Local Phone Number	2788
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838293
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Level 42
Entity Address, Address Line Two	Suntec Tower Three
Entity Address, City or Town	8 Temasek Blvd
Entity Address, Country	SG